Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Salvage value percentage		0.00%
Ordinary shares	[1]	36,019			836
Rreverse stock split, description		The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025, August 4, 2025, December 1, 2025, January 26, 2026, March 16, 2026, July 6, 2026, September 1, 2026, October 12, 2026, and October 23, 2026 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares, one (1) share for five (5) shares, one (1) share for five (5) shares, one (1) share for three (3) shares, one (1) share for four (4) shares, one (1) share for three (3) shares, one (1) share for three (3) shares, one (1) share for four (4) shares, and one (1) share for eight (8) shares, respectively.
Lease term		12 months
Stock-based compensation expense		$ 211,360		$ 20,250
Loss on debt restructure Cost		$ (3,421,643)
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares		36,019
Ordinary shares, par value
Rreverse stock split, description		On January 26, 2026, the Company effected a 1-for-3 reverse stock split of its issued and unissued shares. On March 16, 2026, the Company effected a 1-for-4 reverse stock split of its issued and unissued shares. On July 6, 2026, the Company effected a 1-for-3 reverse stock split of its issued and unissued shares. On September 1, 2026, the Company effected a 1-for-3 reverse stock split of its issued and unissued shares. On October 12, 2026, the Company effected a 1-for-4 reverse stock split of its issued and unissued shares. On October 26, 2026, the Company effected a 1-for-8 reverse stock split of its issued and unissued shares.

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in January 2026 of 1 share for every 3 existing shares issued, in March 2026 of 1 share for every 4 existing share issued, in July 2026 of 1 share for every 3 shares issued, in September 2026 of 1 share for every 3 shares issued, on October 12, 2026 of 1 share for every 4 shares issued and on October 23, 2026 of 1 share for every 8 shares issued respectively.